Acquisitions	9 Months Ended
Sep. 30, 2013
Acquisition [Abstract]
ACQUSITIONS
3.    ACQUSITIONS

BEAM LLC ACQUISITION

On February 26, 2013, the Company, entered into an equity exchange agreement (the “Exchange Agreement”) by and among the Company, Beam Acquisition LLC, a Nevada limited liability company and wholly-owned subsidiary of the Company (“Beam Acquisition”), Beam Charging LLC, a New York limited liability company (“Beam”), and Manhattan Charging LLC, a New York limited liability company (“Manhattan Charging”), Eric L’Esperance (“L’Esperance”), and Andrew Shapiro (“Shapiro” and together with Manhattan Charging, L’Esperance and the individual members of Manhattan Charging LLC, the “Beam Members”). The Company had previously entered into an agreement, dated December 31, 2012, (the “Initial Agreement”) with Beam Acquisition and Manhattan Charging, pursuant to which Beam Acquisition acquired all of the outstanding membership interests in Beam in exchange for 1,265,822 restricted shares (the “Exchange Shares”) of the Company’s common stock, par value $0.001 (the “Common Stock”) valued at $1,645,569, valued based on the market price on the date of issuance, subject to certain conditions to be met. In the Exchange Agreement and after the conditions had been met, the Company, through Beam Acquisition, further identified the specific terms under which it acquired all of the outstanding membership interests of Beam and Beam became a wholly owned subsidiary of Beam Acquisition (the “Equity Exchange”).

As part of the Equity Exchange, the Company issued an aggregate amount of $461,150 of promissory notes (the “Promissory Notes”) to Manhattan Charging and paid $38,850 in transaction costs. The Promissory Notes accrue interest at a rate of 6% per annum on the aggregate principal amount, and was paid on April 15, 2013 (the “Maturity Date”).

Prior to the Equity Exchange, the Company entered into an Assignment of Promissory Note (the “Note Assignment”) with certain creditors of Beam (the “Creditors”), pursuant to which the Creditors sold to the Company two certain secured promissory notes (the “Notes”) totaling an aggregate principal amount of $130,000 and accrued interest of $33,292. In connection with the Note Assignment, the Company entered into an Amendment to the Promissory Note (the “Note Amendment”). Pursuant to the Note Amendment, the Notes held by the Company accrue interest at a rate of 8% per annum on the aggregate principal amount, payable on February 26, 2016. The Notes are secured by a lien on and continuing security interest in all of the Beam assets as described in the Note Amendment.

The Company acquired Beam in order to expand its presence in the New York City market and has accounted for the transaction as a business combination.  Pending the finalization of a valuation, the following table summarizes the preliminary fair value of assets acquired and liabilities assumed at the closing date:

February 26, 2013
Cash	$69
Fixed assets, net	489,155
Amortizable intangible assets	1,467,000
Current liabilities	(631,945)
Net identifiable assets	1,324,279
Goodwill	782,440
Total consideration given	$2,106,719

Acquisition related costs consisting of commission expense of $18,000 and legal fees of $20,850 are reflected as compensation and general and administrative expenses, respectively on the statement of operations for the nine months ended September 30, 2013.

The fair value of intangible assets at February 26, 2013 pending finalization of a valuation consist of the following:

February 26, 2013
Provider agreements for locations awaiting installation of EV charging stations	$829,000
Awarded government grants for installation of EV charging stations	638,000
$1,467,000

The Exchange Agreement provided for an anti-dilution benefit to former members of Beam whereby until such time as a former member sells or disposes of all of his Company common shares of stock, any Triggering Event, as defined by the Agreement, whereby the issue price of the Company stock is below $1.58 shall cause the Company to issue a warrant to each former member to purchase an additional number of Company common shares at the Triggering Event price so as to preserve such Beam Member’s pre-Triggering Event percentage ownership in the Company. From a historical perspective, the Company has raised capital through the issuance of stock and issued stock, options and warrants for services and compensation on a frequent basis since inception at various prices, differing vesting periods and differing expiration dates. The Company has recorded warrants payable and a provision for warrants payable of $309,000 representing the fair value of the warrants, based on the Black Scholes valuation model, that would have been issued based on the Triggering Events occurring during the period of February 26, 2013 through September 30, 2013. The Company can not estimate how long the former members will hold their stock, what market conditions will be when stock is sold and or when stock, options or warrants will be issued and under what terms of issuance as of the date of the acquisition. It is for those reasons, that the Company cannotestimate the amount of additional consideration associated with the anti-dilution benefit. The Company will continue to record warrants payables based on the occurrence of Triggering Events.  The Company estimates the Beam liability based on Black Scholes inputs and recorded the fair value of the warrants to be issued as of September 30, 2013. The measurement is based on significant inputs that are not observable in the market, which “Fair Value Measurements and Disclosures” (ASU Topic 820-10-35) refers to as Level 3 inputs.  The Company added $309,000 of level 3 liabilities during the nine months ended September 30, 2013 due to the Beam acquisition and subsequent triggering events that merited warrant issuances.

Synapse Acquisition

On April 3, 2013 (the “Closing Date”), the Company, entered into an equity exchange agreement (the “Exchange Agreement”) by and among the Company, EV Pass, LLC, a New York limited liability company (“EV Pass”) and Synapse Sustainability Trust, Inc., a New York non-profit corporation (“Synapse”) pursuant to which the Company acquired from Synapse (i) all of the outstanding membership interests in EV Pass;  (ii) the right to operate, maintain and receive revenue from 68 charging stations located throughout Central New York State (“CNY”) in exchange for 671,141 shares (the “Exchange Shares”) of the Company’s common stock, par value $0.001 (the “Common Stock”) valued at $791,946 valued based on the market value on the issuance date of the stock; and (iii) title to the registered trademark “EV Pass” (the “Equity Exchange”).

As part of the Equity Exchange, the Company made a cash payment of $25,000 to Synapse, on the Closing Date and $75,000 was issued in the form of a promissory note (the “Promissory Note”). The Promissory Note does not bear interest and is payable in three installment payments of $25,000 on each subsequent three month anniversary of the Closing Date.

On the Closing Date, the parties also executed (i) a Revenue Sharing Agreement wherein the Company agreed to pay Synapse 3.6% of the net revenues earned from all current and future charging units installed at any of the 68 CNY locations and (ii) a Bleed-Out Agreement pursuant to which Synapse agreed to limit its total daily trading of the Common Stock to no more than 5% of the total daily trading volume of the Company’s shares.

The Company purchased the assets of EV Pass to expand its presence in central New York State and is accounting for the transaction as a purchase of a collection of assets and liabilities.  Pending the finalization of a valuation, the following table summarizes the preliminary fair value of assets acquired and liabilities assumed at the closing date:

April 3, 2013
Cash	$652
Intangible assets	891,408
Current liabilities	(114)
Net identifiable assets	891,946
Total consideration given	$891,946

There were no acquisition costs associated with this transaction.

The fair value of intangible assets pending finalization of a third party valuation at April 3, 2013 consist of the following:

April 3, 2013
Provider agreements for locations awaiting installation of EV charging stations	$441,408
Trademark	300,000
Present value of EV charging stations to be acquired in October 2016	150,000
$891,408

350Green Acquisition

On April 22, 2013 (the “Closing Date”), the Company entered into an addendum (the “Addendum”) to an equity exchange agreement, dated March 8, 2013 (the “Exchange Agreement ”), by and among the Company, 350 Holdings, LLC, a Florida limited liability company (“CCGI Sub”), 350 Green, LLC, a Virginia limited liability company (“350 Green”), Mariana Gerzanych (“Gerzanych”), and Timothy Mason (“Mason” and, together with Gerzanych, the “350 Members”) for the acquisition of 350 Green.

350 Green operates a scalable network of plug-in electric vehicle (“EV”) charging stations across the U.S. It distributes its stations by partnering with retail hosts at select, high-traffic shopping centers and other places where EV drivers live and work, to create an expansive and convenient network of EV charging locations.  The Company undertook the acquisition to expand its footprint of deployed EV charging stations.

Pursuant to the Addendum, the Company (through CCGI Sub) acquired all the membership interests of 350 Green from the 350 Members in exchange for $1,164,525 of which: (a) $719,757, valued at the market price on the date of issuance, was paid in the form of 604,838 unregistered shares of the Company’s common stock, par value $0.001 (such shares, the “Exchange Shares”), and (b) $500,000 was paid in the form of a promissory note (the “Promissory Note”) payable to the 350 Members (the “Equity Exchange”). The Promissory Note does not bear interest and is payable in the following installments: (i) a payment of $10,000 on the Closing Date, (ii) an additional $10,000 payment on the thirty (30) day anniversary of the Closing Date, and (iii) monthly installments in the amount of $20,000 thereafter until paid in full.  Based on the life of the note, the Company imputed interest at 12% per annum and recorded the note at its present value of $444,768 on the date of issuance.  The Company has made payments of principal and interest totaling $100,000 as of September 30, 2013.

In connection with the Equity Exchange, the Company entered into a right of first refusal agreement (the “ROFR Agreement”) between the Company and the 350 Members pursuant to which the Company obtained a right of first refusal to participate in any and all EV charging and infrastructure related business opportunities presented to the 350 Members for one (1) year following the Closing Date. If the Company participates in business opportunities presented to it by the 350 Members pursuant to the ROFR Agreement that results in the Company installing EV charging stations (each an “EV Station”), the Company shall pay the 350 Members $250 for the first station, $125 for each additional EV Station, and 1% of any revenues generated by each EV Station for five (5) years from date of installation. The 350 Members are not currently, and will not be, affiliated with, nor employees of, the Company in any way in the future.

On October 19, 2010, 350 Green was awarded a grant from the City of Chicago to install and maintain an EV charging network throughout the city pursuant to a grant agreement (the “Grant”). On or about June 14, 2012, the City of Chicago delivered a Notice of Default to 350 Green citing, among other deficiencies, that all work had stopped on the Grant project because of 350 Green’s failure to pay its subcontractors and that 350 Green had made misrepresentations with regard to such payments and financial obligations. On February 5, 2013, the Company and the City of Chicago accepted a Preliminary Terms of Approval of Transfer of Grant Agreement (the “Terms of Approval”) that set forth (i) that the Company will be allowed to receive assignment of the Grant if it, among other criteria, settles all of the outstanding claims by the unpaid subcontractors and finishes the Grant project pursuant to a revised scope and budget and (ii) that the City of Chicago will release 350 Green and the Company from any and all liability with respect to misrepresentations regarding payments and financial obligations made by 350 Green prior to the Closing Date. The 350 members will not receive a release as part of this settlement with the City of Chicago.

On March 1, 2013, the City of Chicago delivered approval of the Equity Exchange (the “Chicago Approval”).

On April 22, 2013, the Company acquired 350 Green, and 350 Green became a wholly-owned subsidiary of CCGI Sub.

The Company has accounted for the transaction as a business combination.  Pending the finalization of a valuation, the following table summarizes the preliminary fair value of assets acquired and liabilities assumed at the closing date:

April 22, 2013
Cash	$33,632
Fixed assets, net	4,137,166
Amortizable intangible assets	1,792,133
Current liabilities	(4,321,365)
Deferred revenue	(2,527,402)
Net identifiable liabilities	(885,836)
Goodwill	2,050,361
Total consideration given	$1,164,525

Subsequent to the initial valuation of the preliminary fair value of the assets acquired and liabilities assumed, the Company received two vendor invoices relating to matters prior to the acquisition date which had not been previously recorded resulting in an increase in goodwill of $107,566 to the initial goodwill recorded.

The fair value of intangible asset pending finalization of a valuation consists of provider agreements for locations awaiting installation of EV charging stations.

The revenues and net loss of the acquirees as of their respective acquisition dates included in the consolidated statements of operations for the nine months ended September 30, 2013 is as follows:

	Car Charging Group Inc.	Beam Charging LLC	350 Green LLC	Total
Revenues	$97,185	$56,187	$29,108	$182,480
Net Loss	$(14,265,218)	$(576,040)	$(959,179)	$(15,800,437)

The pro forma revenues and net loss of Car Charging Group, Inc. and the acquirees as if the acquisitions occurred as of January 1, 2013 and for the nine months ended ended September 30, 2013 is as follows:

	Car Charging Group Inc.	Beam Charging LLC	350Green LLC	Total
Revenues	$97,185	$57,387	$166,159	$320,731
Net Income (Loss)	$(14,265,218)	$(612,831)	$(1,428, 181)	$(16,306,230)

The pro forma revenues and net loss of Car Charging Group, Inc. and the acquirees as if the acquisitions occurred as of January 1, 2012 and for the nine months ended September 30, 2012 is as follows:

	Car Charging Group Inc.	Beam Charging LLC	350 Green LLC	Total
Revenues	$246,330	$1,126	$405,748	$653,204
Net Loss	$(3,597,551)	$(85,589)	$(1,876,401)	$(5,559,541)

 ASSETS AND LIABILITIES HELD FOR SALE

On April 25, 2013, the Company filed an action against JNS Holdings Corporation (“JNS Holdings”) and JNS Power & Control Systems, Inc. (“JNS Power”, and, together with JNS Holdings, “JNS”) in the United States District Court for the Northern District of Illinois (the “Court”), seeking to invalidate an Asset Purchase Agreement dated April 17, 2013 (the “Asset Purchase Agreement”) between 350 Green and JNS Power based on, among other things, the pre-existence of the Equity Exchange Agreement.  Pursuant to the Asset Purchase Agreement, 350 Green purported to agree to the transfer of certain enumerated assets and liabilities to JNS Power (the “Assets and Liabilities”).  On May 25, 2013, JNS Power filed a separate complaint against 350 Green seeking, among other things, specific performance of the Asset Purchase Agreement.  The Court consolidated the two actions on or about June 26, 2013.

On September 24, 2013 the Court issued a ruling in the combined lawsuits of Car Charging Group, Inc. v. JNS Holdings Corporation, and JNS Power & Control Systems, Inc. v. 350 Green, LLC (the “Court Order”).  The Court granted JNS’ motion for specific performance of the Asset Purchase Agreement (“APA”). Pursuant to the Court Order, 350 Green is required to transfer the Assets and Liabilities to JNS and may be required to pay JNS’ costs and attorneys’ fees as well as indemnify JNS for certain costs incurred with regard to the Assets and Liabilities.

The Court Order does not transfer, amend or modify Car Charging Group, Inc.’s ownership of 350 Green; it only requires transfer of ownership of those certain Assets and Liabilities that were listed in the Asset Purchase Agreement entered into between JNS and 350 Green.  Car Charging Group, Inc. still owns all of 350 Green’s other assets, in states including, but not limited to: California, Oregon, Pennsylvania, Missouri, Kansas, Maryland, Colorado, Georgia, Utah, Florida, Ohio, Indiana, Washington and Illinois.  As of November 14, 2013, the assets have not been transferred to JNS as the parties are negotiating the specific assets to be transferred.

Closing of the APA is contingent upon a bill of sale which has not been approved by the parties. The net liabilities, $326,283, to be transferred upon a mutually approved bill of sale based on their respective fair values as of September 30, 2013 consisted of fixed assets, net of depreciation of $1,272,586 and goodwill of $1,323,425 and liabilities consisted of accounts payable and accrued expenses of $1,800,589 and deferred revenue of $1,121,975.

As a result of the above events, the Company assessed the carrying value of its goodwill on a qualitative basis for impairment and determined that no other adjustment for impairment would have been required.  The Company will record the adjustment upon the transfer of the assets to JNS.